Note 10 - Agreements with The Boeing Company (Details) (USD $)	0 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Agreements With The Boeing Company [Abstract]
Licenses Revenue	$ 2,500,000		$ 2,500,000	$ 1,600,000	$ 800,000	$ 400,000
Number of License Payment Installments	3		3
Proceeds from License Fees Received	1,750,000	1,500,000
Deferred Revenue	$ 1,000,000		$ 2,500,000